Document and Entity Information	May 07, 2019
Prospectus:
Document Type	497
Document Period End Date	May 07, 2019
Registrant Name	DREYFUS MUNICIPAL FUNDS, INC.
Central Index Key	0000878092
Amendment Flag	false
Document Creation Date	May 07, 2019
Document Effective Date	May 07, 2019
Prospectus Date	Dec. 31, 2018
Dreyfus AMT-Free Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	DMUAX
Dreyfus AMT-Free Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	DMUCX
Dreyfus AMT-Free Municipal Bond Fund | Class I Shares
Prospectus:
Trading Symbol	DMBIX
Dreyfus High Yield Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	DHYAX
Dreyfus High Yield Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	DHYCX
Dreyfus High Yield Municipal Bond Fund | Class I Shares
Prospectus:
Trading Symbol	DYBIX